Income Taxes (Available Income Tax Loss Carry-forwards Expiration) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 103,452	$ 87,398
2023 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		130
2024 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	118	190
2025 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	244	244
2026 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	512	512
2027 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14	14
2028 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1	1
2029 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	517	517
2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,208	7,208
2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,432	6,432
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,706	5,706
2034 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,680	4,680
2035 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,238	6,238
2036 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,411	4,627
2037 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,853
No Expiry [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 61,518	$ 50,899